Credit substitutes	12 Months Ended
Mar. 31, 2015
Credit substitutes

8. Credit substitutes

Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair values of credit substitutes by type of instrument as of March 31, 2014 and March 31, 2015 were as follows:

	As of March 31,
	2014				2015
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)

Available for sale credit substitute securities:
Debentures	Rs.	23,024.0	Rs.	23,115.5	Rs.	14,631.2	Rs.	14,860.3
Commercial paper		41,977.6		42,031.6		180,361.2		180,198.6

Total	Rs.	65,001.6	Rs.	65,147.1	Rs.	194,992.4	Rs.	195,058.9

					US$	3,129.4	US$	3,130.5

The fair values of credit substitutes by credit quality indicators and amounts provided for other than temporary impairments is as follows:

	As of March 31,
	2014		2015		2015
	(In millions)
Pass	Rs.	55,867.2	Rs.	195,058.9	US$	3,130.5
Impaired—gross balance		9,944.5		0		0

Less: amounts provided for other than temporary impairments		664.6		0		0

Impaired credit substitutes, net		9,279.9		0		0

Total credit substitutes, net	Rs	65,147.1	Rs	195,058.9	US$	3,130.5

Impaired credit substitutes

	As of March 31,
	2014		2015		2015
	(In millions)
Gross impaired credit substitutes:
— on accrual status	Rs.	9,944.5	Rs.	0	US$	0
— on non-accrual status		0		0		0

Total	Rs.	9,944.5	Rs.	0	US$	0

Gross impaired credit substitutes by industry:

— Construction and Developers (Infrastructure)	Rs.	9,944.5	Rs.	0	US$	0
— Others		0		0		0

Total	Rs.	9,944.5	Rs.	0	US$	0

Average impaired credit substitutes	Rs.	5,222.3	Rs.	4,972.3	US$	79.8

Interest income recognized on impaired credit substitutes	Rs.	672.6	Rs.	0	US$	0

As of March 31, 2015, the Bank has no additional funds committed to borrowers whose credit substitutes were impaired.